Employee Benefits (Expected Benefit Payments To Retirees) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 2,514
2013	2,308
2014	2,256
2015	2,233
2016	2,208
2017-2021	10,537
Health Care And Life Prior To Medicare Prescription Drug Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	1,944
2013	1,805
2014	1,792
2015	1,743
2016	1,702
2017-2021	7,747
Medicare Prescription Drug Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 104